Schedule of Investments (unaudited) August 31, 2020	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.0%
University of Southern California, 3.03%, 10/01/39	$650	$717,518

Total Corporate Bonds — 0.0% (Cost: $591,769)		717,518

Municipal Bonds

California — 80.5%

Corporate — 0.8%
California Municipal Finance Authority, RB, AMT,
4.00%, 07/15/29.	8,645	8,536,765
California Pollution Control Financing Authority,
Refunding RB, Series A, AMT, 0.50%, 08/01/23(a)(b)	17,500	17,079,072

		25,615,837

County/City/Special District/School District — 29.3%
Butte-Glenn Community College District, GO, Series A, 5.25%, 08/01/46	12,360	15,206,508
Cerritos Community College District, GO, Series A, 4.00%, 08/01/44.	36,455	40,187,992
City & County of San Francisco California, Refunding COP
Series A, 4.00%, 04/01/41	5,705	6,440,203
Series A, 4.00%, 04/01/42	8,000	9,012,960
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	4,000	4,019,040
Coast Community College District, GO, CAB, Series B, (AGM), 0.00%, 08/01/30(c)	26,425	23,322,969
County of Santa Clara California, GO, 4.00%, 08/01/42	14,995	15,875,057
Evergreen School District, GO
0.05%, 08/01/22.	1,410	1,406,405
0.05%, 08/01/23.	1,435	1,429,188
0.05%, 08/01/24.	1,460	1,448,787
Fremont Unified School District/Alameda County California, GO
Series A, 4.00%, 08/01/46	66,330	73,176,583
Series C, 4.00%, 08/01/38	1,510	1,725,764
Fremont Union High School District, GO
4.00%, 08/01/44.	36,730	40,877,552
Series A, 4.00%, 08/01/46	10,000	11,471,700
Glendale Community College District, GO, Series A, 5.25%, 08/01/41.	10,450	13,078,802
Grossmont-Cuyamaca Community College District, GO, 5.00%, 08/01/44	30,215	37,742,161
Hacienda La Puente Unified School District, GO, Series A, 5.25%, 08/01/42	5,000	6,269,250
Los Altos Elementary School District, Refunding GO, Series A-1, 4.00%, 08/01/44	5,000	5,778,200
Los Angeles Community College District, GO
Series F, 4.00%, 08/01/34	10,000	11,025,500
Series G, 4.00%, 08/01/39	5,645	6,291,522
Series K, 4.00%, 08/01/37	10,000	11,499,200
Series K, 4.00%, 08/01/38	29,760	34,015,978
Series K, 4.00%, 08/01/39	22,740	25,943,156
Los Angeles County Facilities Inc., RB, Series A, 5.00%, 12/01/43	4,000	4,885,000

Security	Par (000)	Value

County/City/Special District/School District (continued)
Los Angeles County Metropolitan Transportation Authority, RB, Series A, 5.00%, 06/01/24	$9,940	$11,693,018
Los Angeles County Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 07/01/37	19,235	24,019,129
Series A, 5.00%, 07/01/44	25,885	32,850,136
Marin Healthcare District, GO
Series A, 4.00%, 08/01/40	11,550	12,951,246
Series A, 5.00%, 08/01/41	21,670	26,710,442
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	9,064,868
Mount San Antonio Community College District, Refunding GO, Series A, 5.00%, 08/01/44	10,000	12,806,700
Mountain View-Whisman School District, GO,
Series B, 4.00%, 09/01/42	12,000	13,727,520
Municipal Improvement Corp. of Los Angeles,
Refunding RB
Series A, 5.00%, 11/01/22	1,480	1,631,463
Series A, 5.00%, 11/01/23	2,295	2,637,850
Series A, 5.00%, 11/01/24	5,640	6,730,325
Series B, 5.00%, 11/01/22	3,175	3,501,009
Series B, 5.00%, 11/01/23	2,000	2,298,760
Series B, 5.00%, 11/01/24	3,475	4,146,822
Orange County Local Transportation Authority, RB, 5.00%, 02/15/40	5,000	6,460,650
Palomar Community College District, GO, Series D, 5.25%, 08/01/45	3,000	3,774,120
Pomona Redevelopment Agency Successor Agency, Refunding TA, 3.98%, 02/01/27	4,155	4,752,946
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	11,210	13,391,802
San Diego Community College District, Refunding GO
5.00%, 08/01/22(d)	21,370	23,324,500
5.00%, 08/01/41	20,000	24,232,000
San Diego Unified School District, GO, Series D-2, 5.00%, 07/01/22	25,000	27,198,000
San Francisco Bay Area Rapid Transit District, GO
Series A, 5.00%, 08/01/47	8,980	10,928,660
Series C-1, 4.00%, 08/01/45	9,000	10,607,760
San Francisco Bay Area Rapid Transit District,
Refunding GO, Series D, 4.00%, 08/01/35	5,985	6,834,930
San Francisco City & County Redevelopment Agency Successor Agency, Refunding TA
Series D, 3.13%, 08/01/28	1,150	1,256,490
Series D, 3.25%, 08/01/29	1,000	1,092,470
Series D, 3.38%, 08/01/30	1,250	1,366,613
San Francisco City & County Redevelopment Financing Authority, TA, Series A, (BHAC), 5.75%, 08/01/37	9,500	13,248,605
San Francisco Unified School District, Refunding GO
4.00%, 06/15/21	15,000	15,451,200
4.00%, 06/15/22	18,140	19,373,701
4.00%, 06/15/23	16,690	18,454,133
San Joaquin County Transportation Authority, Refunding RB, 5.00%, 03/01/41	17,955	21,810,118
San Jose Evergreen Community College District, GO, Series C, 4.13%, 09/01/43	18,435	20,535,484
San Jose Financing Authority, RB, 5.75%, 05/01/42	2,010	2,075,707

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Jose Unified School District, GO, CAB,
Series C, (NPFGC), 0.00%, 06/01/31(c)	$25,000	$21,147,250
San Leandro Unified School District, GO, Series A, 5.75%, 08/01/41	5,000	5,222,300
San Mateo County Community College District, GO, Series B, 5.00%, 09/01/45	32,650	40,991,422
Santa Clara County Financing Authority, RB,
Series A, 4.00%, 04/01/35	6,975	8,173,026
Santa Monica Community College District, GO,
Series B, 4.00%, 08/01/44	40,015	44,058,516
Vista Joint Powers Financing Authority, Refunding RB, 5.25%, 05/01/37	15,065	17,967,724

		950,628,892

Education — 5.2%
California Educational Facilities Authority, RB
Series A, 3.43%, 04/01/30	1,000	1,063,350
Series A, 3.56%, 04/01/31	2,000	2,129,820
California Infrastructure & Economic Development Bank, RB(a)
Series A, 4.13%, 01/01/35	1,010	992,931
Series A, 5.00%, 01/01/55	2,300	2,333,028
Series A-2, 5.00%, 01/01/24	920	922,300
California Infrastructure & Economic Development Bank, RB, CAB(c)
0.00%, 01/01/35	2,750	1,116,032
0.00%, 01/01/60	37,500	2,706,750
California Municipal Finance Authority, RB
6.00%, 07/01/44	500	520,085
Series A, 5.50%, 08/01/34(a)	300	316,971
California Municipal Finance Authority, Refunding RB
5.00%, 08/01/39	1,785	1,871,537
5.00%, 08/01/48	2,140	2,232,063
California Public Finance Authority, RB(a)
Series A, 5.00%, 07/01/36	385	397,297
Series A, 5.00%, 07/01/44	375	380,021
Series A, 5.00%, 07/01/54	520	525,008
Series B, 5.00%, 07/01/26	265	264,494
California School Finance Authority, RB(a)
5.00%, 06/01/40	1,420	1,497,177
5.00%, 06/01/50	2,240	2,337,350
5.00%, 06/01/59	3,565	3,705,318
Series A, 5.00%, 06/01/33	525	560,679
Series A, 5.00%, 06/01/43	525	547,250
Series A, 5.00%, 06/01/49	7,105	7,153,740
Series A, 6.00%, 07/01/51	1,500	1,600,230
Series A, 5.00%, 06/01/55	1,000	1,034,890
Series A, 5.00%, 06/01/58	3,355	3,358,892
Series A, 6.00%, 06/01/59	8,925	9,118,851
Series B, 6.00%, 06/01/31	735	697,919
California State University, RB(e)
Series C, 4.00%, 11/01/45	15,480	18,262,375
Series D, 1.69%, 11/01/29	5,000	5,001,550
California State University, Refunding RB, Series A, 5.00%, 11/01/41	31,145	37,354,690
California Statewide Communities Development Authority, RB, 5.00%, 06/01/51(a)	1,035	1,048,683
California Statewide Communities Development Authority, Refunding RB(a)
Series A, 5.00%, 06/01/36	2,900	2,971,253

Security	Par (000)	Value

Education (continued)
Series A, 5.00%, 06/01/46	$4,100	$4,137,720
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, AMT, 5.00%, 05/01/41	22,920	26,596,826
University of California, RB
6.30%, 05/15/50	3,790	5,035,394
Series AV, 5.25%, 05/15/42	12,220	15,175,896
Series BG, 1.32%, 05/15/27	3,160	3,207,811

		168,176,181

Health — 2.4%
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/36	2,755	3,375,867
Series A, 5.00%, 11/15/40	20,220	21,203,905
Series A, 5.25%, 11/01/41	7,000	7,346,220
Series A, 5.00%, 11/15/41	4,175	4,869,971
California Health Facilities Financing Authority, Refunding RB
5.00%, 11/15/38	15,050	18,292,221
Series A, 4.00%, 11/15/40	5,140	5,843,203
Series A-2, 4.00%, 11/01/38	5,005	5,692,487
California Municipal Finance Authority, Refunding RB(a)
Series A, 5.00%, 11/01/39	980	1,049,992
Series A, 5.00%, 11/01/49	1,105	1,155,023
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	10,000	10,619,200

		79,448,089

Housing — 0.2%
California Community Housing Agency, RB, M/F Housing, Series A, 5.00%, 04/01/49(a)	3,230	3,617,309
California Municipal Finance Authority, RB, 1.61%, 11/01/23	1,500	1,525,155

		5,142,464

Other — 4.9%
California Infrastructure & Economic Development Bank, RB
5.00%, 08/01/38	1,130	1,447,417
5.00%, 08/01/44	22,275	28,170,301
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	1,375	1,559,745
Series A, 5.00%, 09/02/44	675	745,166
Series A, 5.00%, 09/02/48	675	737,208
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, 3.78%, 09/01/30	1,110	1,246,319
Series B, 3.92%, 09/01/31	3,410	3,843,786
Series B, 3.97%, 09/01/32	1,880	2,115,489
Series B, 4.02%, 09/01/33	2,070	2,325,749
City of Los Angeles California, RB, 4.00%, 06/24/21	64,000	65,974,400
City of San Jose California Hotel Tax Revenue, RB, 6.50%, 05/01/42	2,395	2,479,951
Hastings Campus Housing Finance Authority, RB(e)
Series A, 5.00%, 07/01/45	2,530	2,592,162
Series A, 5.00%, 07/01/61	15,170	15,223,247
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	15,570	18,863,055

2

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Other (continued)
San Francisco City & County Redevelopment Agency Successor Agency, TA, Series D, 0.00%, 08/01/31(a)(c)	$3,000	$1,781,190
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/23(a)(c)	1,000	887,130
San Jose Redevelopment Agency Successor Agency, Refunding TA, Series A-T, 3.25%, 08/01/29	8,730	9,741,283

		159,733,598

State — 5.0%
California State Public Works Board, RB
Series A, 5.00%, 09/01/34	500	576,340
Series A, 5.00%, 09/01/39	5,000	5,740,150
Series C, 5.00%, 11/01/36	2,145	2,794,013
Series C, 5.00%, 11/01/37	5,810	7,560,262
Series C, 5.00%, 11/01/38	5,000	6,496,250
Series C, 5.00%, 11/01/44	25,000	32,060,250
Series I, 5.25%, 11/01/32	1,115	1,279,396
Series I, 5.50%, 11/01/33	2,315	2,670,167
California State Public Works Board, Refunding RB, Series C, 5.00%, 11/01/33	10,000	12,293,700
County of Los Angeles California, RB, Series A, 4.00%, 06/30/21	81,000	83,549,880
State of California, Refunding GO
5.25%, 02/01/30	7,725	8,251,845
5.25%, 10/01/39	—	—

		163,272,253

Tobacco — 4.0%
California County Tobacco Securitization Agency, Refunding RB
5.25%, 06/01/46	11,500	11,396,155
Series A, 5.00%, 06/01/36	2,410	2,410,048
Series A, 5.13%, 06/01/38	955	957,034
Series A, 5.25%, 06/01/45	4,765	4,777,723
Series A, 5.00%, 06/01/47	2,595	2,584,516
Series A, 4.00%, 06/01/49	1,540	1,718,193
Series B-2, 0.00%, 06/01/55(c)	15,770	2,798,860
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	13,125	13,448,925
Series A-2, 5.00%, 06/01/47	55,680	57,054,739
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	5,470	5,742,242
Silicon Valley Tobacco Securitization Authority, RB, CAB, Series D, 0.00%, 06/01/56(c)	29,500	2,155,860
Tobacco Securitization Authority of Northern California, Refunding RB, Asset-Backed Bonds, 5.38%, 06/01/38	5,350	5,364,392
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	15,670	18,515,132

		128,923,819

Transportation — 10.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/34	8,075	9,436,768
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, RB, Series B, 5.56%, 07/01/32	1,000	1,198,110

Security	Par (000)	Value

Transportation (continued)
City of Long Beach California Harbor Revenue, RB, Series A, 5.00%, 05/15/44	$10,000	$12,467,300
City of Los Angeles Department of Airports, RB 5.00%, 05/15/41	18,710	21,703,039
Series A, AMT, 5.00%, 05/15/40	6,615	7,606,655
Series A, AMT, 5.00%, 05/15/42	33,725	39,476,791
Series D, AMT, 5.00%, 05/15/41	8,850	10,151,746
City of Los Angeles Department of Airports, Refunding RB
Series A, 5.00%, 05/15/36	11,260	14,408,972
Series A, 5.00%, 05/15/38	7,045	8,955,956
Series A, 5.00%, 05/15/39	7,000	8,873,830
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	10,000	12,386,500
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/41	20,000	23,361,600
Series A-1, AMT, 5.75%, 03/01/34	6,720	6,879,936
Series A-1, AMT, 6.25%, 03/01/34	2,920	2,996,708
Port of Oakland, Refunding RB, Series P, AMT, Senior Lien, 5.00%, 05/01/27	12,850	13,784,195
San Francisco City & County Airport Comm-San Francisco International Airport, RB, 5.25%, 05/01/42	40,370	48,259,105
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB
Series C, 5.00%, 05/01/46	1,640	1,916,553
Series A, AMT, 5.00%, 05/01/39	5,125	5,778,489
Series A, AMT, 5.00%, 05/01/40	14,000	15,767,220
Series A, AMT, 5.00%, 05/01/42	29,480	34,660,226
Series A, AMT, 5.00%, 05/01/44	15,125	17,394,749
Series E, AMT, 5.00%, 05/01/38	9,010	11,118,340
San Francisco Municipal Transportation Agency, RB, 5.00%, 03/01/24	1,200	1,327,080

		329,909,868

Utilities — 18.6%
Chino Basin Regional Financing Authority, RB, Series B, 4.00%, 11/01/25	50,000	59,154,000
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	20,000	24,957,800
City of Los Angeles California Wastewater System Revenue, Refunding RB
Series A, 5.00%, 06/01/38	2,000	2,541,000
Series A, 5.00%, 06/01/43	10,000	12,569,000
Series C, 5.00%, 06/01/35	4,520	5,444,024
City of Riverside California Electric Revenue, RB, 7.61%, 10/01/40.	2,500	4,122,175
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42.	6,465	8,012,721
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 4.00%, 11/01/30	19,910	23,771,146
East Bay Municipal Utility District Water System Revenue, RB, Series A, 4.00%, 06/01/45	5,885	6,762,630
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 06/01/37	7,160	8,565,150

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Eastern Municipal Water District Financing Authority, RB, Series D, 5.25%, 07/01/42	$18,500	$23,367,165
Los Angeles Department of Water, Refunding RB
Series A, 5.25%, 07/01/39	8,000	8,126,000
Series A, 5.00%, 07/01/41	52,560	63,598,653
Series A, 5.25%, 07/01/44	10,650	13,184,061
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 07/01/40	16,105	19,316,659
Metropolitan Water District of Southern California, Refunding RB
5.00%, 01/01/38.	7,000	8,965,180
Series A, 5.00%, 10/01/35	5,000	5,365,350
Northern California Power Agency, RB, Series A, 7.31%, 06/01/40	2,150	3,197,888
Sacramento Municipal Utility District, RB
Series G, 5.00%, 08/15/38	22,390	29,166,557
Series G, 5.00%, 08/15/41	20,000	25,876,200
Sacramento Municipal Utility District, Refunding RB,
Series H, 4.00%, 08/15/40	3,000	3,685,650
San Diego County Water Authority, Refunding RB
5.00%, 11/01/22(d)	6,000	6,620,700
Series B, 5.00%, 05/01/38	20,405	24,926,952
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/36	5,000	6,135,350
Series A, 5.00%, 05/15/38	13,595	16,640,960
Series A, 5.00%, 08/01/43	33,000	41,081,370
Series A, 5.25%, 08/01/47	15,180	19,054,088
Series B, 5.00%, 08/01/38	16,460	20,238,064
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series A, 5.00%, 10/01/31	5,000	6,146,950
Series A, 5.00%, 10/01/32	5,000	6,133,650
Series B, 4.00%, 10/01/42	17,010	18,169,912
Southern California Public Power Authority, Refunding RB, 5.00%, 07/01/30	41,400	47,557,836
State of California Department of Water Resources, Refunding RB
Series AW, 4.00%, 12/01/34	24,000	28,297,680
Series BC, 1.32%, 12/01/28.	4,000	4,021,560

		604,774,081

Total Municipal Bonds in California		2,615,625,082

Connecticut — 0.2%

Corporate — 0.2%
Mashantucket Western Pequot Tribe, 7.35%, 07/01/26	36,909	6,090,002

Illinois — 1.1%

County/City/Special District/School District — 1.1%
Chicago Board of Education, GO
6.32%, 11/01/29	3,650	3,884,221
6.04%, 12/01/29.	7,590	7,974,206
6.14%, 12/01/39.	13,850	14,552,333
6.52%, 12/01/40.	8,075	8,655,673

Total Municipal Bonds in Illinois		35,066,433

Security	Par (000)	Value

Ohio — 0.9%

Tobacco — 0.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	$28,375	$31,110,634

Puerto Rico — 7.8%

State — 4.8%
Commonwealth of Puerto Rico, GO(f)(g)
Series A, 5.25%, 07/01/22	940	665,898
Series A, 5.25%, 07/01/26	330	233,773
Series A, 5.13%, 07/01/31	3,340	2,366,063
Series A, 5.38%, 07/01/33	1,025	726,112
Series A, 6.00%, 07/01/38	1,630	1,164,981
Commonwealth of Puerto Rico, Refunding GO(f)(g) 5.00%, 07/01/18	470	320,450
Series A, 5.50%, 07/01/18	1,025	698,853
Series A, 5.50%, 07/01/32	1,170	828,830
Series A, 6.00%, 07/01/34	955	682,550
Series A, 8.00%, 07/01/35	27,405	16,682,794
Series A, 5.50%, 07/01/39	8,805	5,761,164
Series A, 5.00%, 07/01/41	10,546	6,482,459
Series A, 5.75%, 07/01/41	1,110	737,456
Series B, 6.00%, 07/01/39	3,970	2,837,407
Series C, 6.00%, 07/01/39	470	335,915
Puerto Rico Public Buildings Authority, Refunding RB(f)(g)
Series F, (GTD), 5.25%, 07/01/24	500	389,404
Series M-2, (GTD), 10.00%, 07/01/34(b)	1,045	877,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 0.00%, 07/01/29(c)	1,117	886,663
Series A-1, Restructured, 0.00%, 07/01/31(c)	1,330	977,364
Series A-1, Restructured, 0.00%, 07/01/33(c)	1,909	1,281,779
Series A-1, Restructured, 0.00%, 07/01/51(c)	6,760	1,396,143
Series A-1, Restructured, 4.75%, 07/01/53	31,268	32,728,841
Series A-1, Restructured, 5.00%, 07/01/58	11,287	12,016,817
Series A-2, Restructured, 4.33%, 07/01/40	12,198	12,699,264
Series A-2, Restructured, 4.54%, 07/01/53	114	117,953
Series A-2, Restructured, 4.78%, 07/01/58	20,042	21,102,021
Series B-1, Restructured, 0.00%, 07/01/46(c)	5,761	1,645,572
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	106,226	30,313,714

		156,958,040

Tobacco — 0.1%
Children’s Trust Fund, RB, Asset-Backed Bonds, 0.00%, 05/15/57(c)	97,000	3,880,000

Utilities — 2.9%
City of New York Water & Sewer System, RB, Series 3, 5.40%, 01/01/21(b)(f)(g)	593	408,896
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series B, Senior Lien, 5.00%, 07/01/23	4,000	3,967,400
Series B, Senior Lien, 5.35%, 07/01/27	6,705	6,404,281
Series B, Senior Lien, 6.15%, 07/01/38	3,620	3,489,644
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(f)(g)	4,130	2,845,628
Series A, 7.00%, 07/01/33(f)(g)	2,230	1,565,879
Series A, 6.75%, 07/01/36(f)(g)	7,630	5,357,694
Series A, 5.00%, 07/01/42(f)(g)	8,830	6,083,994

4

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Series A, 7.00%, 07/01/43(f)(g)	$955	$670,590
Series A-3, 10.00%, 07/01/19(f)(g)	2,137	1,818,808
Series B-3, 10.00%, 07/01/19(f)(g)	2,137	1,818,808
Series C-1, 5.40%, 01/01/18(f)(g)	5,870	4,044,476
Series C-2, 5.40%, 07/01/18(f)(g)	5,871	4,045,131
Series C-4, 5.40%, 07/01/20(f)(g)	593	408,897
Series CCC, 5.25%, 07/01/26(f)(g)	1,680	1,157,544
Series CCC, 5.25%, 07/01/28(f)(g)	955	658,008
Series D-4, 7.50%, 07/01/20	1,638	1,150,184
Series TT, 5.00%, 07/01/25(f)(g)	480	330,727
Series TT, 5.00%, 07/01/26(f)(g)	1,285	885,383
Series TT, 5.00%, 07/01/32(f)(g)	1,075	740,690
Series WW, 5.50%, 07/01/17(f)(g)	1,315	906,053
Series WW, 5.50%, 07/01/18(f)(g)	1,155	795,811
Series WW, 5.50%, 07/01/19(f)(g)	935	644,228
Series WW, 5.38%, 07/01/22(f)(g)	1,250	861,268
Series WW, 5.38%, 07/01/24(f)(g)	875	602,887
Series WW, 5.25%, 07/01/33(f)(g)	885	609,777
Series WW, 5.50%, 07/01/38(f)(g)	1,170	806,146
Series XX, 5.25%, 07/01/27(f)(g)	645	444,414
Series XX, 5.25%, 07/01/35(f)(g)	400	275,606
Series XX, 5.75%, 07/01/36(f)(g)	555	382,403
Series XX, 5.25%, 07/01/40(f)(g)	11,490	7,916,771
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	2,150	1,481,380
Series AAA, 5.25%, 07/01/24	480	330,727
Series AAA, 5.25%, 07/01/26	1,840	1,267,786
Series AAA, 5.25%, 07/01/27	6,540	4,506,152
Series AAA, 5.25%, 07/01/28	4,690	3,231,476
Series AAA, 5.25%, 07/01/29	530	365,177
Series BBB, 5.40%, 07/01/28	2,805	1,932,684
Series UU, 1.16%, 07/01/17(b)	395	256,750
Series UU, 1.00%, 07/01/18(b)	355	230,750
Series UU, 1.00%, 07/01/20(b)	3,175	1,906,587
Series UU, 0.90%, 07/01/31(h)	3,765	2,260,882
Series YY, 6.13%, 07/01/40	4,060	2,797,397
Series ZZ, 5.00%, 07/01/17	925	637,338
Series ZZ, 5.25%, 07/01/19	2,945	2,029,146
Series ZZ, 5.25%, 07/01/21	3,590	2,473,560
Series ZZ, 5.25%, 07/01/24	1,990	1,371,138
Series ZZ, 5.25%, 07/01/26	4,335	2,986,876
Series ZZ, 5.00%, 07/01/28	990	682,124

		92,845,956

Total Municipal Bonds in Puerto Rico		253,683,996

Total Municipal Bonds — 90.5% (Cost: $2,810,585,900)		2,941,576,147

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 10.7%

County/City/Special District/School District — 2.3%
Irvine Ranch Water District, COP, 5.00%, 03/01/46	19,330	23,620,873
Ohlone Community College District, GO, Series B, 4.00%, 08/01/44	47,250	52,150,298

		75,771,171

Education — 3.7%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	35,250	43,719,165

Security	Par (000)	Value

Education (continued)
University of California, RB, Series M, 5.00%, 05/15/42	$20,000	$24,465,400
University of California, Refunding RB, Series AZ, 5.00%, 05/15/43.	41,740	51,503,404

		119,687,969

State — 0.7%
State of California, Refunding GO, 5.25%, 10/01/39	18,150	22,228,305

Utilities — 4.0%
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	27,045	33,484,132
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	36,105	44,301,198
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43.	41,405	52,093,268

		129,878,598

Total Municipal Bonds in California		347,566,043

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.7% (Cost: $316,858,669)		347,566,043

Total Long-Term Investments — 101.2% (Cost: $3,128,036,338)		3,289,859,708

	Shares

Short-Term Securities

Money Market Funds — 4.0%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(j)(k)	129,315,748	129,328,679

Total Short-Term Securities — 4.0% (Cost: $129,314,891)		129,328,679

Total Investments — 105.2% (Cost: $3,257,351,229)		3,419,188,387

Liabilities in Excess of Other Assets — (0.8)%		(26,359,212)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.4)%		(143,187,952)

Net Assets — 100.0%		$3,249,641,223

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock California Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$322,516,448	$—	$(193,159,708	)(a)	$336	$(28,397)	$129,328,679	129,315,748	$5,254	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year US Treasury Notes.	4,284	12/21/20	$596,547	$(1,022,687)
Long U.S. Treasury Bond	1,324	12/21/20	232,652	738,481

				$(284,206)

FairValue Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$717,518	$—	$717,518
Municipal Bonds	—	2,941,576,147	—	2,941,576,147
Municipal Bonds Transferred to Tender Option Bond Trusts	—	347,566,043	—	347,566,043

6

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock California Municipal Opportunities Fund

FairValue Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$129,328,679	$—	$—	$129,328,679

	$129,328,679	$3,289,859,708	$—	$3,419,188,387

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$738,481	$—	$—	$738,481
Liabilities
Interest Rate Contracts	(1,022,687)	—	—	(1,022,687)

	$(284,206)	$—	$—	$(284,206)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $143,144,977 are categorized as Level 2 within the disclosure hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

SCHEDULE OF INVESTMENTS	7